Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - Bank Borrowings [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Bank borrowings
Collateralized and uncollateralized borrowings, total	$ 6,344,559	$ 8,640,311
Less: Current portion, total	(1,972,371)	(1,817,873)
Bank borrowings, Total	$ 4,372,188	$ 6,822,438
Bottom of range [Member]
Bank borrowings
Collateralized and uncollateralized borrowings, Interest rate	2.51%	2.39%
Top of range [Member]
Bank borrowings
Collateralized and uncollateralized borrowings, Interest rate	3.05%	2.92%